Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
March 31, 2025
VIPVS-NPRT1-0525
1.799889.121
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 1.0%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Aptiv PLC	141,300	8,407,350
CANADA - 3.3%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear Inc	160,300	7,086,818
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd	171,000	12,352,212
Industrials - 0.4%
Ground Transportation - 0.4%
TFI International Inc	47,900	3,708,709
Materials - 0.6%
Chemicals - 0.6%
Methanex Corp (United States)	151,300	5,309,117
TOTAL CANADA		28,456,856
PORTUGAL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Galp Energia SGPS SA	370,900	6,509,109
PUERTO RICO - 0.7%
Financials - 0.7%
Banks - 0.7%
Popular Inc	68,300	6,308,871
SPAIN - 1.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Cellnex Telecom SA (a)(b)	286,600	10,188,276
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG	153,210	4,653,275
UNITED STATES - 91.4%
Communication Services - 1.5%
Interactive Media & Services - 1.0%
ZoomInfo Technologies Inc (c)	860,800	8,608,000
Media - 0.5%
Nexstar Media Group Inc	24,900	4,462,578
TOTAL COMMUNICATION SERVICES		13,070,578

Consumer Discretionary - 7.9%
Automobile Components - 0.0%
Patrick Industries Inc	8,276	699,819
Hotels, Restaurants & Leisure - 0.9%
Hilton Grand Vacations Inc (c)(d)	218,300	8,166,603
Household Durables - 1.2%
Somnigroup International Inc (d)	165,300	9,898,164
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares (d)	116,000	3,916,778
Hasbro Inc	71,800	4,414,982
		8,331,760
Specialty Retail - 4.0%
Bath & Body Works Inc	205,700	6,236,824
Lithia Motors Inc Class A	31,200	9,158,448
Penske Automotive Group Inc	32,500	4,679,350
Signet Jewelers Ltd (d)	117,500	6,822,050
Upbound Group Inc	314,400	7,533,024
		34,429,696
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp	100,800	6,515,712
TOTAL CONSUMER DISCRETIONARY		68,041,754

Consumer Staples - 5.6%
Beverages - 0.9%
Keurig Dr Pepper Inc	250,100	8,558,422
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	299,200	6,579,408
Dollar Tree Inc (c)	102,000	7,657,140
		14,236,548
Food Products - 3.0%
Bunge Global SA	120,900	9,239,178
Darling Ingredients Inc (c)	267,663	8,361,792
Lamb Weston Holdings Inc	154,100	8,213,530
		25,814,500
TOTAL CONSUMER STAPLES		48,609,470

Energy - 5.3%
Energy Equipment & Services - 1.2%
Expro Group Holdings NV (c)(d)	799,100	7,943,054
Tidewater Inc (c)	64,200	2,713,734
		10,656,788
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy Inc	38,100	8,816,340
Core Natural Resources Inc	130,347	10,049,754
Phillips 66	53,000	6,544,440
Targa Resources Corp	46,800	9,381,996
		34,792,530
TOTAL ENERGY		45,449,318

Financials - 18.9%
Banks - 3.2%
East West Bancorp Inc	157,593	14,145,548
First Citizens BancShares Inc/NC Class A	7,000	12,978,840
		27,124,388
Capital Markets - 3.6%
Ameriprise Financial Inc	25,300	12,247,983
LPL Financial Holdings Inc	35,200	11,515,328
Raymond James Financial Inc	53,200	7,390,012
		31,153,323
Consumer Finance - 1.9%
OneMain Holdings Inc	168,700	8,246,055
SLM Corp	310,700	9,125,259
		17,371,314
Financial Services - 5.9%
Apollo Global Management Inc	78,600	10,763,484
Global Payments Inc	156,700	15,344,064
NCR Atleos Corp (c)	307,900	8,122,402
PennyMac Financial Services Inc	55,800	5,586,138
WEX Inc (c)(d)	67,800	10,645,956
		50,462,044
Insurance - 4.3%
American Financial Group Inc/OH	73,600	9,666,624
Assurant Inc	43,000	9,019,250
Reinsurance Group of America Inc	46,005	9,058,385
The Travelers Companies, Inc.	34,500	9,123,870
		36,868,129
TOTAL FINANCIALS		162,979,198

Health Care - 7.7%
Health Care Equipment & Supplies - 0.6%
Lantheus Holdings Inc (c)	52,000	5,075,200
Health Care Providers & Services - 5.5%
Acadia Healthcare Co Inc (c)	317,600	9,629,632
AdaptHealth Corp (c)	508,300	5,509,972
CVS Health Corp	241,200	16,341,300
Molina Healthcare Inc (c)	48,800	16,074,232
		47,555,136
Life Sciences Tools & Services - 0.9%
Fortrea Holdings Inc (c)(d)	337,700	2,549,635
ICON PLC (c)	29,600	5,179,704
		7,729,339
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (c)	47,000	5,835,050
TOTAL HEALTH CARE		66,194,725

Industrials - 18.4%
Air Freight & Logistics - 1.6%
FedEx Corp	26,800	6,533,304
GXO Logistics Inc (c)	175,000	6,839,000
		13,372,304
Building Products - 1.6%
AZZ Inc	61,500	5,142,015
Builders FirstSource Inc (c)	66,500	8,308,510
		13,450,525
Commercial Services & Supplies - 2.6%
Brink's Co/The	70,600	6,082,896
Driven Brands Holdings Inc (c)(d)	396,200	6,790,868
MillerKnoll Inc	214,100	4,097,874
Vestis Corp	561,000	5,553,900
		22,525,538
Construction & Engineering - 0.9%
Centuri Holdings Inc (d)	261,200	4,281,068
Fluor Corp (c)	101,600	3,639,312
		7,920,380
Electrical Equipment - 0.8%
Regal Rexnord Corp	63,700	7,252,245
Ground Transportation - 2.2%
Ryder System Inc	40,900	5,881,829
U-Haul Holding Co Class N	134,800	7,977,464
XPO Inc (c)	47,900	5,153,082
		19,012,375
Machinery - 5.1%
Allison Transmission Holdings Inc	79,771	7,631,692
CNH Industrial NV Class A	677,600	8,320,928
Gates Industrial Corp PLC (c)	520,400	9,580,564
Oshkosh Corp	61,000	5,738,880
Terex Corp	131,800	4,979,404
Timken Co/The	99,300	7,136,691
		43,388,159
Professional Services - 0.9%
First Advantage Corp (c)(d)	572,726	8,069,709
Trading Companies & Distributors - 2.7%
GMS Inc (c)	93,600	6,848,712
Herc Holdings Inc (d)	54,600	7,331,142
Wesco International Inc	57,000	8,852,100
		23,031,954
TOTAL INDUSTRIALS		158,023,189

Information Technology - 6.5%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (c)	111,300	11,556,279
Jabil Inc	73,900	10,055,573
		21,611,852
IT Services - 0.4%
ASGN Inc (c)	58,400	3,680,368
Semiconductors & Semiconductor Equipment - 2.2%
First Solar Inc (c)	67,700	8,559,311
ON Semiconductor Corp (c)	248,900	10,127,741
		18,687,052
Software - 0.6%
NCR Voyix Corp (c)(d)	548,700	5,349,825
Technology Hardware, Storage & Peripherals - 0.8%
Sandisk Corp/DE	78,800	3,751,668
Western Digital Corp (c)	75,900	3,068,637
		6,820,305
TOTAL INFORMATION TECHNOLOGY		56,149,402

Materials - 4.9%
Chemicals - 1.8%
Chemours Co/The	371,200	5,022,336
Olin Corp	166,501	4,035,984
Westlake Corp	61,900	6,191,857
		15,250,177
Containers & Packaging - 2.6%
International Paper Co	166,900	8,904,115
O-I Glass Inc (c)	493,200	5,657,004
Smurfit WestRock PLC	170,800	7,696,248
		22,257,367
Metals & Mining - 0.5%
Constellium SE (c)	443,900	4,478,951
TOTAL MATERIALS		41,986,495

Real Estate - 8.2%
Health Care REITs - 3.4%
Ventas Inc	236,200	16,241,112
Welltower Inc	82,700	12,670,467
		28,911,579
Industrial REITs - 3.2%
EastGroup Properties Inc	78,400	13,810,160
Prologis Inc	84,547	9,451,509
Rexford Industrial Realty Inc	118,600	4,643,190
		27,904,859
Residential REITs - 1.6%
Sun Communities Inc	108,100	13,905,984
TOTAL REAL ESTATE		70,722,422

Utilities - 6.5%
Electric Utilities - 4.1%
Constellation Energy Corp	28,633	5,773,272
Edison International	147,900	8,714,268
Eversource Energy	132,300	8,217,153
PG&E Corp	703,700	12,089,566
		34,794,259
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	895,800	11,125,836
Multi-Utilities - 1.1%
Sempra	135,100	9,640,736
TOTAL UTILITIES		55,560,831

TOTAL UNITED STATES		786,787,382
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (c)	428,500	5,761,770
TOTAL COMMON STOCKS (Cost $825,664,410)		857,072,889

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	950,533	950,723
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	56,615,058	56,620,720
TOTAL MONEY MARKET FUNDS (Cost $57,571,443)			57,571,443

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $883,235,853)	914,644,332
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(54,199,160)
NET ASSETS - 100.0%	860,445,172

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,188,276 or 1.2% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,188,276 or 1.2% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,250,568	70,288,046	80,587,891	87,505	-	-	950,723	950,533	0.0%
Fidelity Securities Lending Cash Central Fund	12,655,829	88,360,221	44,395,330	77,943	-	-	56,620,720	56,615,058	0.2%
Total	23,906,397	158,648,267	124,983,221	165,448	-	-	57,571,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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